Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001969401
Document Type	F-1
Entity Registrant Name	LINKAGE GLOBAL INC
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	5961
Entity Address, Address Line One	2-23-3 Minami-Ikebukuro
Entity Address, City or Town	Toshima-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	171-0022
City Area Code	+03
Local Phone Number	5927-9261
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY